Financial risk management - Summary of Credit Risk Rating (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Credit rating	R$ 15,560,097,000	R$ 10,488,614,000
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	11,538,846,000	8,911,418,000
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 4,021,251,000	R$ 1,577,196,000